COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Purchase of grains	$ 38,412	$ 67,042	$ 147,284
Mortgages to banks	$ 38,756